UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          Form 13F

                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                ----------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       Advance Capital Management, Inc.
Address:    One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                      -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli       Southfield, Michigan            7/30/99
-------------------------    --------------------------      ----------
[Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                  Name
     28-115                                TROWE Price
     ----------------------------          ------------------
     [Repeat as necessary.]

                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                        ------------
Form 13F Information Table Entry Total:          105
                                        ------------
Form 13F Information Table Value Total: $     23,674
                                        ------------
                                        (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   SUMMARY TABLE
                   JUNE 30, 1999

                                         TITLE              VALUE IN SHARES/ SH/   PUT/  INVESTMT            VOTING AUTHORITY
          NAME OF ISSUER                 OF CLASS CUSIP     $1.000'S PRN AMT PRN   CALL  DSCRETN  MANAGERS   SOLE   SHARED  NONE
AA        ALUMINUM CO OF AMERICA         COM      013817101      25      400 SH          SOLE                   400
ABT       ABBOTT LABORATORIES            COM      002824100     150    3,300 SH          SOLE                 3,300
AET       AETNA                          COM      008117103      10      112 SH          SOLE                   112
AET 6.2500AETNA PFD                      COM      008117202       3       37 SH          SOLE                    37
AFS       ASSOCIATES FIRST CAPITAL       COM      046008108      65    1,464 SH          SOLE                 1,464
AHP       AMERICAN HOME PRODUCTS         COM      026609107     167    2,900 SH          SOLE                 2,900
AIG       AMERICAN INTERNATIONAL GROUP   COM      026874107     309    2,637 SH          SOLE                 2,637
AIT       AMERITECH                      COM      030954101     213    2,900 SH          SOLE                 2,900
AMAT      APPLIED MATERIALS              COM      038222105      59      800 SH          SOLE                   800
AMGN      AMGEN                          COM      031162100     207    3,400 SH          SOLE                 3,400
AOL       AMERICA ON-LINE                COM      02364J104     221    2,000 SH          SOLE                 2,000
ARC       ATLANTIC RICHFIELD             COM      048825103      33      400 SH          SOLE                   400
BA        BOEING                         COM      097023105      79    1,800 SH          SOLE                 1,800
BAC       BANKAMERICA                    COM      06605F102     279    3,800 SH          SOLE                 3,800
BEL       BELL ATLANTIC                  COM      077853109     247    3,800 SH          SOLE                 3,800
BK        BANK OF NEW YORK               COM      064057102      51    1,400 SH          SOLE                 1,400
BLS       BELLSOUTH                      COM      079860102     202    4,300 SH          SOLE                 4,300
BMY       BRISTOL-MYERS SQUIBB           COM      110122108     492    7,000 SH          SOLE                 7,000
BPA       BP AMOCO PLC                   COM      055622104      86      794 SH          SOLE                   794
BRKB      BERKSHIRE HATHAWAY             COM      113809107     551        8 SH          SOLE                     8
BUD       ANHEUSER BUSCH                 COM      035229103      28      400 SH          SOLE                   400
C         CITIGROUP                      COM      172967101     482   10,155 SH          SOLE                10,155
CAG       CONAGRA INC                    COM      205887102      16      600 SH          SOLE                   600
CAH       CARDINAL HEALTHCARE            COM      14149Y108      63      977 SH          SOLE                   977
CAT       CATERPILLAR                    COM      149123101      30      500 SH          SOLE                   500
CD        CENDANT                        COM      151313103      21    1,000 SH          SOLE                 1,000
CHIR      CHIRON                         COM      170040109      22    1,084 SH          SOLE                 1,084
CMCSK     COMCAST                        COM      200300200      46    1,200 SH          SOLE                 1,200
CNC       CONSECO                        COM      208464107      11      367 SH          SOLE                   367
COST      COSTCO COMPANIES               COM      22160Q102     122    1,530 SH          SOLE                 1,530
CPQ       COMPAQ COMPUTER                COM      204493100     115    4,900 SH          SOLE                 4,900
CPWR      COMPUWARE                      COM      205638109      76    2,400 SH          SOLE                 2,400
CSCO      CISCO SYSTEMS                  COM      17275R102     583    9,040 SH          SOLE                 9,040
DCX       DAIMLER CHRYSLER               COM      007100000      22      249 SH          SOLE                   249
DD        DU PONT (E.I.) DE NEMOURS      COM      263534109     198    2,900 SH          SOLE                 2,900
DELL      DELL COMPUTER                  COM      247025109     511   13,800 SH          SOLE                13,800
DH        DAYTON HUDSON                  COM      239753106      33      500 SH          SOLE                   500
DIS       DISNEY (WALT) CO.              COM      254687106     180    5,850 SH          SOLE                 5,850
DOW       DOW CHEMICAL                   COM      260543103      51      400 SH          SOLE                   400
DPH       DELPHI AUTOMOTIVE              COM      247126105       7      402 SH          SOLE                   402
DUK       DUKE POWER                     COM      264399106      46      836 SH          SOLE                   836
ERICY     ERICSSON                       COM      294821400     277    8,400 SH          SOLE                 8,400
F         FORD MOTOR COMPANY             COM      345370100     229    4,000 SH          SOLE                 4,000
FNM       FEDERAL NATIONAL MTGE ASSOC.   COM      313586109     150    2,200 SH          SOLE                 2,200
FTU       FIRST UNION                    COM      337358105      99    2,100 SH          SOLE                 2,100
G         GILLETTE                       COM      375766102      98    2,400 SH          SOLE                 2,400
GCI       GANNETT                        COM      364730101      29      400 SH          SOLE                   400
GE        GENERAL ELECTRIC               COM      369604103    1307   11,620 SH          SOLE                11,620
GLK       GREAT LAKES CHEMICAL           COM      390568103       5      100 SH          SOLE                   100
GM        GENERAL MOTORS                 COM      370442105      38      577 SH          SOLE                   577
GTE       G T E                          COM      362320103     159    2,100 SH          SOLE                 2,100
HD        HOME DEPOT                     COM      437076102     270    4,200 SH          SOLE                 4,200
HWP       HEWLETT-PACKARD                COM      428236103     326    3,250 SH          SOLE                 3,250
IBM       INTL BUS MACHINES              COM      459200101     609    4,700 SH          SOLE                 4,700
INTC      INTEL                          COM      458140100     601   10,100 SH          SOLE                10,100
IP        INT'L PAPER                    COM      460146103      15      300 SH          SOLE                   300
JNJ       JOHNSON & JOHNSON              COM      478160104     461    4,700 SH          SOLE                 4,700
JPM       J. P. MORGAN                   COM      616880100      46      325 SH          SOLE                   325
JWN       NORDSTROMS                     COM      655664100      42    1,260 SH          SOLE                 1,260
KO        COCA-COLA COMPANY              COM      191216100     450    7,200 SH          SOLE                 7,200
LLY       LILLY (ELI) & CO.              COM      532457108     172    2,400 SH          SOLE                 2,400
LU        LUCENT TECHNOLOGIES            COM      549463107     442    6,556 SH          SOLE                 6,556
MCD       MCDONALDS                      COM      580135101     230    5,600 SH          SOLE                 5,600
MDT       MEDTRONIC                      COM      585055106      31      400 SH          SOLE                   400
MMM       MINNESOTA MNG & MFG            COM      604059105      35      400 SH          SOLE                   400
MOB       MOBIL                          COM      607059102     188    1,900 SH          SOLE                 1,900
MOT       MOTOROLA                       COM      620076109     104    1,100 SH          SOLE                 1,100
MRK       MERCK                          COM      589331107     699    9,500 SH          SOLE                 9,500
MSFT      MICROSOFT                      COM      594918104    2255   25,000 SH          SOLE                25,000
MSX       MASCOTECH                      COM      574670105      11      700 SH          SOLE                   700
ONE       BANK ONE                       COM      06423A103     218    3,653 SH          SOLE                 3,653
ORCL      ORACLE SYSTEMS                 COM      68389X105     107    2,875 SH          SOLE                 2,875
PFE       PFIZER                         COM      717081103     527    4,800 SH          SOLE                 4,800
PG        PROCTOR & GAMBLE               COM      742718109     384    4,300 SH          SOLE                 4,300
PHB       PIONEER HYBRID                 COM      723686101      72    1,860 SH          SOLE                 1,860
QWST      QWEST COMMUNICATIONS           COM      749121109      26      800 SH          SOLE                   800
RD        ROYAL DUTCH PETROLEUM - ADR    COM      780257804     307    5,100 SH          SOLE                 5,100
RTN/A     RAYTHEON                       COM      755111309       1       15 SH          SOLE                    15
S         SEARS ROEBUCK & CO             COM      812387108      20      450 SH          SOLE                   450
SBC       SBC COMMUNICATIONS             COM      78387G103     273    4,700 SH          SOLE                 4,700
SGP       SCHERING-PLOUGH                COM      806605101     170    3,200 SH          SOLE                 3,200
SPLS      STAPLES                        COM      855030102      51    1,650 SH          SOLE                 1,650
STT       STATE STREET BOSTON            COM      857477103      75      880 SH          SOLE                   880
SUNW      SUN MICROSYSTEMS               COM      866810104      90    1,300 SH          SOLE                 1,300
T         AMERICAN TEL & TEL             COM      001957109     349    6,276 SH          SOLE                 6,276
TLAB      TELLABS                        COM      879664100      41      600 SH          SOLE                   600
TWX       TIME WARNER                    COM      887315109     176    2,400 SH          SOLE                 2,400
USB       U.S. BANCORP                   COM      902973106      23      675 SH          SOLE                   675
VOD       VODAFONE                       COM      92857T107      34      175 SH          SOLE                   175
WCOM      MCI WORLDCOM                   COM      55268B106     843    9,777 SH          SOLE                 9,777
WEC       WISCONSIN ENERGY CORP          COM      976657106       6      238 SH          SOLE                   238
WFC       WELLS FARGO                    COM      949746101     150    3,500 SH          SOLE                 3,500
WLA       WARNER-LAMBERT COMPANY         COM      934488107     187    2,700 SH          SOLE                 2,700
WMT       WAL-MART STORES                COM      931142103     338    7,000 SH          SOLE                 7,000
XON       EXXON                          COM      302290101     802   10,400 SH          SOLE                10,400
T         AMERICAN TEL & TEL             COM      001957109     349    6,276 SH          SOLE                 6,276
TLAB      TELLABS                        COM      879664100      41      600 SH          SOLE                   600
TWX       TIME WARNER                    COM      887315109     176    2,400 SH          SOLE                 2,400
USB       U.S. BANCORP                   COM      902973106      23      675 SH          SOLE                   675
WCOM      MCI CORP                       COM      55268B106     843    9,777 SH          SOLE                 9,777
WEC       WISCONSIN ENERGY CORP          COM      976657106       6      238 SH          SOLE                   238
WFC       WELLS FARGO                    COM      949746101     150    3,500 SH          SOLE                 3,500
WLA       WARNER-LAMBERT COMPANY         COM      934488107     187    2,700 SH          SOLE                 2,700
WMT       WAL-MART                       COM      931142103     338    7,000 SH          SOLE                 7,000
XON       EXXON                          COM      302290101     802   10,400 SH          SOLE                10,400

          TOTAL                                               23674

* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR FORM 13F REPORT.